CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Convertible Notes Payable [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
A summary of the assumptions used to value the warrants and the beneficial conversion feature are as follows:

2013
Risk-free interest rate	1.40%
Expected stock volatility	47%
Time to expiration (years)	5
Fair value of common stock	$4.00
Expected dividends	$0.00